FINANCIAL INSTRUMENTS - Financial instruments per category - Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS
Financial liabilities	R$ 21,223,278	R$ 21,987,337
Financial income (expenses) from liabilities	(1,766,702)	(3,287,300)
Trade accounts payable - domestic market
FINANCIAL INSTRUMENTS
Financial liabilities	3,641,918	3,892,296
Trade accounts payable - debtor risk
FINANCIAL INSTRUMENTS
Financial liabilities	381,415	459,899
Trade accounts payable - import
FINANCIAL INSTRUMENTS
Financial liabilities	986,338	1,365,909
Loans and financing
FINANCIAL INSTRUMENTS
Financial liabilities	9,774,752	9,808,021
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	4,407,399	3,828,463
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	1,557,010	2,043,921
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	471,140	587,081
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	3,306	1,747
Financial liability at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial liabilities	3,306	1,747
Financial income (expenses) from liabilities	(67,733)	(263,644)
Financial liability at fair value through profit or loss | Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	3,306	1,747
Financial liability at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	21,219,972	21,985,590
Financial income (expenses) from liabilities	(1,698,969)	(3,023,656)
Financial liability at amortized cost | Trade accounts payable - domestic market
FINANCIAL INSTRUMENTS
Financial liabilities	3,641,918	3,892,296
Financial liability at amortized cost | Trade accounts payable - debtor risk
FINANCIAL INSTRUMENTS
Financial liabilities	381,415	459,899
Financial liability at amortized cost | Trade accounts payable - import
FINANCIAL INSTRUMENTS
Financial liabilities	986,338	1,365,909
Financial liability at amortized cost | Loans and financing
FINANCIAL INSTRUMENTS
Financial liabilities	9,774,752	9,808,021
Financial liability at amortized cost | Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	4,407,399	3,828,463
Financial liability at amortized cost | Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	1,557,010	2,043,921
Financial liability at amortized cost | Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	R$ 471,140	R$ 587,081